February 27, 2009

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Eagle Growth & Income Fund
File Nos. 33-07559; 811-4767
Post-Effective Amendment No. 38

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Growth & Income Fund (“Trust”) is Post-Effective Amendment No. 38 to the Trust’s currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) update the Trust’s financial statements in the Registration Statement; (2) respond to comments provided by the Staff of the Securities and Exchange Commission on PEA No. 37; and (3) update other information and make other non-material changes to the Trust’s prospectus and statement of additional information.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

Attachments

cc: Susan Walzer

Eagle Asset Management, Inc.